Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Total current assets	$ 287,351	$ 380,570		$ 310,169
Net property, plant and equipment	1,268,680	1,281,849		1,349,115
Operating lease right of use assets	1,213,933	1,222,013		1,320,779
Other assets	61,559	60,565		56,574
Total assets	5,650,497	5,791,441		5,941,155
Current liabilities:
Current maturities of long-term debt	155,039	122,434		226,514
Current operating lease liabilities	162,861	195,439		196,841
Total current liabilities	516,435	547,872		672,808
Long-term debt	2,685,085	2,764,082		2,753,604
Operating lease liabilities	984,117	993,776		1,068,181
Total liabilities	4,468,990	4,588,673		4,760,849
Stockholder's equity	1,181,507	1,202,768	$ 1,137,784	1,180,306	$ 1,131,784	$ 1,103,493
Total liabilities and stockholders' equity	5,650,497	5,791,441		5,941,155
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
ASSETS
Total current assets	286,851	380,070		309,669
Net property, plant and equipment	1,268,680	1,281,849		1,349,115
Operating lease right of use assets	1,213,933	1,222,013		1,320,779
Intangibles and goodwill, net	2,789,325	2,816,155		2,893,899
Other assets	74,973	74,620		50,959
Total assets	5,633,762	5,774,707		5,924,421
Current liabilities:
Current maturities of long-term debt	155,039	122,434		226,514
Current operating lease liabilities	162,861	195,439		196,841
Other current liabilities	191,497	223,189		243,494
Total current liabilities	509,397	541,062		666,849
Long-term debt	2,685,085	2,764,082		2,753,604
Operating lease liabilities	984,117	993,776		1,068,181
Other noncurrent liabilities	283,353	282,943		266,256
Total liabilities	4,461,952	4,581,863		4,754,890
Stockholder's equity	1,171,810	1,192,844		1,169,531
Total liabilities and stockholders' equity	5,633,762	5,774,707		5,924,421
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Lamar Media [Member]
ASSETS
Total current assets	38,256	110,678		13,859
Other assets	4,023,884	3,912,122		4,193,629
Total assets	4,062,140	4,022,800		4,207,488
Current liabilities:
Current maturities of long-term debt		0		51,480
Other current liabilities	16,926	33,583		26,960
Total current liabilities	16,926	33,583		78,440
Long-term debt	2,682,796	2,761,705		2,753,570
Other noncurrent liabilities	190,608	34,668		205,947
Total liabilities	2,890,330	2,829,956		3,037,957
Stockholder's equity	1,171,810	1,192,844		1,169,531
Total liabilities and stockholders' equity	4,062,140	4,022,800		4,207,488
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
ASSETS
Total current assets	22,551	19,471		53,756
Net property, plant and equipment	1,255,111	1,268,765		1,340,675
Operating lease right of use assets	1,193,262	1,200,115		1,293,674
Intangibles and goodwill, net	2,771,595	2,798,343		2,875,644
Other assets	239,733	258,433		229,905
Total assets	5,482,252	5,545,127		5,793,654
Current liabilities:
Current maturities of long-term debt	373	379		34
Current operating lease liabilities	157,249	188,712		189,071
Other current liabilities	164,555	170,320		196,689
Total current liabilities	322,177	359,411		385,794
Long-term debt	2,289	2,377		34
Operating lease liabilities	970,344	979,785		1,049,220
Other noncurrent liabilities	244,788	245,891		231,416
Total liabilities	1,539,598	1,587,464		1,666,464
Stockholder's equity	3,942,654	3,957,663		4,127,190
Total liabilities and stockholders' equity	5,482,252	5,545,127		5,793,654
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
ASSETS
Total current assets	226,044	249,921		242,054
Net property, plant and equipment	13,569	13,084		8,440
Operating lease right of use assets	20,671	21,898		27,105
Intangibles and goodwill, net	17,730	17,812		18,255
Other assets	166,068	132,448		184,805
Total assets	444,082	435,163		480,659
Current liabilities:
Current maturities of long-term debt	154,666	122,055		175,000
Current operating lease liabilities	5,612	6,727		7,770
Other current liabilities	10,016	19,286		19,845
Total current liabilities	170,294	148,068		202,615
Operating lease liabilities	13,773	13,991		18,961
Other noncurrent liabilities	252,466	266,968		250,859
Total liabilities	436,533	429,027		472,435
Stockholder's equity	7,549	6,136		8,224
Total liabilities and stockholders' equity	444,082	435,163		480,659
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Eliminations [Member]
ASSETS
Other assets	(4,354,712)	(4,228,383)		(4,557,380)
Total assets	(4,354,712)	(4,228,383)		(4,557,380)
Current liabilities:
Other noncurrent liabilities	(404,509)	(264,584)		(421,966)
Total liabilities	(404,509)	(264,584)		(421,966)
Stockholder's equity	(3,950,203)	(3,963,799)		(4,135,414)
Total liabilities and stockholders' equity	$ (4,354,712)	$ (4,228,383)		$ (4,557,380)